Summary of Significant Accounting Policies (Details 3) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Net (loss) income	$ (9,279,983)	$ (707,550)	$ (13,783,660)	$ (1,946,524)	$ (3,857,024)	$ 19,585
Less other income from change in fair value of warrants assumed exercised						(730,862)
Adjusted net loss					$ (3,857,024)	$ (711,277)
Diluted shares outstanding
Weighted average shares outstanding,	1,339,300	207,806	955,292	200,547	273,567	131,285
Share assumed exercised						7,061
Diluted shares outstanding	1,339,300	207,806	955,292	200,547	273,567	138,346
Net loss per share, diluted	$ (6.93)	$ (3.4)	$ (14.43)	$ (9.7)	$ (14.10)	$ (5.14)